Unaudited Condensed Consolidated Statements of Shareholders' Equity (USD $)	Series B Preferred Stock [Member] Retained Earnings [Member]	Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2012			$ 1,359,588	$ 251,758,459	$ (43,491,901)	$ 209,626,146
Balance (in Shares) at Dec. 31, 2012			45,319,605
Net income (loss)					(13,500,918)	(13,500,918)
Share-based compensation				367,429		367,429
Dividends declared ($0.03 per share) (see Note 8)					(1,378,381)	(1,378,381)
Balance at Jun. 30, 2013			1,359,588	252,125,888	(58,371,200)	195,114,276
Balance (in Shares) at Jun. 30, 2013			45,319,605
Balance at Dec. 31, 2013			1,371,698	252,314,683	(148,984,299)	104,702,082
Balance (in Shares) at Dec. 31, 2013			45,723,255
Net income (loss)					(7,230,180)	(7,230,180)
Dividends declared on Series B Preferred shares (see Note 8)	(651,416)	(651,416)
Share-based compensation				286,468		286,468
Issuance of common stock			334,946	14,165,054		14,400,000
Issuance of common stock (in Shares)			11,164,868
Balance at Jun. 30, 2014			$ 1,706,644	$ 266,766,205	$ (156,865,895)	$ 111,606,954
Balance (in Shares) at Jun. 30, 2014			56,888,123